File Nos. 333-174627

811-22564

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 22, 2016

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 23	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 25	☒

GMO SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

40 Rowes Wharf, Boston, Massachusetts 02110

(Address of principal executive offices)

617-330-7500

(Registrant’s telephone number, including area code)

J.B. Kittredge, Esq.

GMO Series Trust

40 Rowes Wharf

Boston, Massachusetts 02110

(Name and address of agent for service)

with a copy to:

Thomas R. Hiller, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	On , pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On , pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On , pursuant to paragraph (a)(2) of Rule 485.

This filing relates solely to GMO SGM Major Markets Series Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

GMO SERIES TRUST

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), each as amended, the Registrant, GMO Series Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 23 under the 1933 Act and Amendment No. 25 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 22nd day of January, 2016.

GMO Series Trust

By:	SHEPPARD N. BURNETT*
Sheppard N. Burnett
Title:	President; Chief Executive Officer;
Principal Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 23 to GMO Series Trust’s Registration Statement under the 1933 Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

SHEPPARD N. BURNETT* Sheppard N. Burnett	President; Chief Executive Officer; Principal Executive Officer	January 22, 2016

CARLY CUSHMAN* Carly Cushman	Treasurer; Chief Financial Officer; Chief Accounting Officer; Principal Financial and Accounting Officer	January 22, 2016

MARIA D. FURMAN* Maria D. Furman	Trustee	January 22, 2016

J.B. KITTREDGE* J.B. Kittredge	Trustee	January 22, 2016

SANDRA WHISTON* Sandra Whiston	Trustee	January 22, 2016

* By:	/s/ Douglas Y. Charton
Douglas Y. Charton
Attorney-in-Fact**

**	Pursuant to Power of Attorney for each of Sheppard N. Burnett, Carly Cushman, Maria D. Furman, J.B. Kittredge, and Sandra Whiston filed with the Securities and Exchange Commission (the “SEC”) as part of Post-Effective Amendment No. 21 to the Registration Statement under the 1933 Act and Amendment No. 23 to the Registration Statement under the 1940 Act on October 20, 2015.

GMO SGM MAJOR MARKETS SERIES FUND 485(b) FILING (XBRL)

EXHIBIT INDEX

GMO SERIES TRUST

Exhibit Ref.	Title of Exhibit

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.INS	XBRL Instance Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

EX-101.SCH	XBRL Taxonomy Extension Schema Document

Other.

1	Certificate of Clerk of the Trust certifying resolutions by the Board of Trustees of the Trust required pursuant to Rule 483 under the 1933 Act.